CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (8,237)	$ (9,414)	$ (11,704)	$ (11,061)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Share-based compensation expense	1,027	3,612	3,966	2,565
Depreciation	340	347	478	363
Change in fair value of warrant liability, net of issuance costs of $129	(306)	0
Changes in operating assets and liabilities:
Related party receivables, net	0	11	27	(5)
Accounts receivable	(45)	(54)	(16)	(5)
Inventories	34	63	132	(169)
Prepaid expenses	234	235	(13)	104
Decrease in related party payable			(16)	(74)
Accounts payable	418	(150)	(13)	126
Accrued and other current liabilities	465	(212)	(27)	163
Net cash used in operating activities	(6,070)	(5,562)	(7,186)	(7,993)
Cash flows from investing activities
Additions to property and equipment	(225)	(175)	(176)	(1,164)
Net cash used in investing activities	(225)	(175)	(176)	(1,164)
Cash flows from financing activities
Proceeds from issuance of common stock and warrants, net of issuance costs	4,496	0
Proceeds from issuance of common stock, net of issuance costs	349	3,314	4,198	420
Proceeds from issuance of convertible preferred stock, net of issuance costs	0	5,357	5,357	0
Net cash provided by financing activities	4,845	8,671	9,555	420
Effect of foreign exchange rates on cash	0	(8)	(9)	1
Net increase (decrease) in cash	(1,450)	2,926	2,184	(8,736)
Cash at beginning of period	7,456	5,272	5,272	14,008
Cash at end of period	6,006	8,198	$ 7,456	$ 5,272
Supplemental disclosure of cash flow information and non-cash investing and financing activities:
Equipment purchases included in accounts payable	28	0
Grant date fair value of warrants issued to placement agent	$ 116	$ 0